NOTES RECEIVABLE, NET - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
NOTES RECEIVABLE, NET - THIRD PARTIES
Schedule of notes receivable, net - third parties

Components of notes receivables, net-third parties are detailed as follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Notes receivable	4,088,902	3,224,739
Provision for notes receivable	—	—
Notes receivable, net	4,088,902	3,224,739

Summary of allowance for credit losses related to notes receivable

The following table summarizes the activity in the allowance for credit losses related to notes receivable for the year ended December 31, 2022, 2023 and 2024 (RMB in thousands):

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
At beginning of year	1,040	—	—
Addition	—	—	—
Reversal	(1,040)	—	—
At end of year	—	—	—